Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Income before income taxes	$ 11,151	$ 19,781	$ 29,541
Income taxes at statutory rate (34%)	(3,791)	(6,726)	(10,044)
Adjustments that affect the taxes basis:
Tax incentives	1,071	1,247	2,826
Income tax benefit from interest on capital	789	556	260
Equity results	88	84	167
Addition of tax loss carryforward	409	899	663
Reclassification of cumulative adjustments to the income statement		547	1,471
Reversal of deferred income tax related to Renova Foundation	(1,078)
Liabilities related to associates and joint ventures	(404)
Other	(130)	422	(40)
Income taxes	(3,046)	(2,971)	(4,697)
Current tax	(1,375)	(2,020)	(5,663)
Deferred tax	$ (1,671)	$ (951)	$ 966